Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]
17 Cash and cash equivalents
At 31 December
(in USD million) 2021 2020
Cash at bank available 2,673 1,648
Time deposits 1,906 1,132
Money market funds 2,714 492
Interest bearing securities 4,740 2,485
Restricted cash, including margin deposits 2,093 999
Cash and cash equivalents 14,126 6,757
Restricted cash at 31 December 2021 include collateral deposits of USD 2.069 billion related to trading activities. Correspondingly,
collateral deposits at 31 December 2020 were USD 0.425

billion. Collateral deposits are related to certain requirements set out by exchanges where Equinor is participating. The terms and conditions related to these requirements are determined by the respective
exchanges.